Schedule of Computation of Basic and Diluted Net Loss per Share (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Net loss and comprehensive loss	$ (16,983,511)	$ (17,070,223)
Extinguishment of preferred stock	224,224
Accretion of preferred stock to redemption value	(4,152,801)	(348,436)
Net loss attributable to common stockholders	$ (20,912,088)	$ (17,418,659)
Net loss per share attributable to common stockholders, basic and diluted	$ (10.51)	$ (13.52)
Weighted average common shares used in computing net loss per share attributable to common stockholders, basic and diluted	1,989,863	1,288,631